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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment [ ] Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Capital Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, Texas 75201

Form 13F File Number: 28-10349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Reid S. Walker                   Contact Person: Joseph I. Worsham, II
Title: Member of WS Capital, L.L.C.,
       general partner of
       WS Capital Management, L.P.
Phone: (214) 756-6056

Signature, Place and Date of Signing:


          /s/ Reid S. Walker                 Dallas, Texas       August 14, 2009
-------------------------------------   ----------------------   ---------------
             (Signature)                     (City, State)            (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            56
Form 13F Information Table Value Total: $     458,859
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F Information Table

          Column 1:              Column 2:    Column 3:  Column 4:       Column 5:      Column 6: Column 7:       Column 8:
---------------------------- ---------------- --------- ----------- ------------------ ---------- --------- ---------------------
                                                        Fair Market
                                                           Value    Shares or                                  Voting Authority
                                 Title of       CUSIP   ----------- Principal SH/ Put/ Investment   Other   ---------------------
       Name of Issuer              Class        Number   (x $1,000)   Amount  PRN Call Discretion  Managers    Sole   Shared None
---------------------------- ---------------- --------- ----------- --------- --- ---- ---------- --------- --------- ------ ----
ACTIVISION BLIZZARD INC             COM       00507V109      13,433 1,063,600 SH       SOLE              -- 1,063,600      0    0
ALLEGHENY ENERGY INC                COM       017361106       3,771   147,000 SH       SOLE              --   147,000      0    0
ALLIANCE HEALTHCARE SRVCS IN      COM NEW     018606202      10,717 1,462,106 SH       SOLE              -- 1,462,106      0    0
ALTRA HOLDINGS INC                  COM       02208R106       7,932 1,059,045 SH       SOLE              -- 1,059,045      0    0
AMERICAN EAGLE OUTFITTERS NE        COM       02553E106       3,225   227,600 SH       SOLE              --   227,600      0    0
ASCENT MEDIA CORP                COM SER A    043632108       6,778   255,000 SH       SOLE              --   255,000      0    0
BALLY TECHNOLOGIES INC              COM       05874B107       6,343   212,000 SH       SOLE              --   212,000      0    0
BECKMAN COULTER INC                 COM       075811109      35,261   617,100 SH       SOLE              --   617,100      0    0
BORLAND SOFTWARE CORP               COM       099849101       3,043 2,358,722 SH       SOLE              -- 2,358,722      0    0
BRINKS CO                           COM       109696104      33,071 1,139,200 SH       SOLE              -- 1,139,200      0    0
BRINKS HOME SEC HLDGS INC           COM       109699108      11,120   392,800 SH       SOLE              --   392,800      0    0
CALIPER LIFE SCIENCES INC    *W EXP 08/10/201 130872112           5    77,284 SH       SOLE              --    77,284      0    0
CAPITAL SR LIVING CORP              COM       140475104       7,438 1,634,700 SH       SOLE              -- 1,634,700      0    0
CONCHO RES INC                      COM       20605P101       4,777   166,500 SH       SOLE              --   166,500      0    0
CONNS INC                           COM       208242107       1,259   100,701 SH       SOLE              --   100,701      0    0
COVANTA HLDG CORP                   COM       22282E102       1,526    90,000 SH       SOLE              --    90,000      0    0
CROWN HOLDINGS INC                  COM       228368106      31,425 1,301,800 SH       SOLE              -- 1,301,800      0    0
CRUSADER ENERGY GROUP INC           COM       228834107         127 1,581,950 SH       SOLE              -- 1,581,950      0    0
CVS CAREMARK CORPORATION            COM       126650100      18,007   565,000 SH       SOLE              --   565,000      0    0
DEAN FOODS CO NEW                   COM       242370104      27,321 1,423,700 SH       SOLE              -- 1,423,700      0    0
DR PEPPER SNAPPLE GROUP INC         COM       26138E109      21,817 1,029,600 SH       SOLE              -- 1,029,600      0    0
DSW INC                            CL A       23334L102       6,823   692,702 SH       SOLE              --   692,702      0    0
ENTERGY CORP NEW                    COM       29364G103      13,178   170,000 SH       SOLE              --   170,000      0    0
FIRST ACCEPTANCE CORP               COM       318457108       2,417 1,134,918 SH       SOLE              -- 1,134,918      0    0
GAMESTOP CORP NEW                  CL A       36467W109      25,708 1,168,000 SH       SOLE              -- 1,168,000      0    0
GENTIVA HEALTH SERVICES INC         COM       37247A102       2,963   180,000 SH       SOLE              --   180,000      0    0
GRAFTECH INTL LTD                   COM       384313102       5,926   524,000 SH       SOLE              --   524,000      0    0
GREIF INC                          CL A       397624107      17,542   396,700 SH       SOLE              --   396,700      0    0
HARMAN INTL INDS INC                COM       413086109       3,732   198,530 SH       SOLE              --   198,530      0    0
HARRIS STRATEX NTWRKS INC          CL A       41457P106       2,333   360,000 SH       SOLE              --   360,000      0    0
HAYNES INTERNATIONAL INC          COM NEW     420877201      11,150   470,480 SH       SOLE              --   470,480      0    0
HFF INC                            CL A       40418F108       4,649 1,191,960 SH       SOLE              -- 1,191,960      0    0
HILLTOP HOLDINGS INC                COM       432748101       3,703   312,000 SH       SOLE              --   312,000      0    0
HOLLY CORP                     COM PAR $0.01  435758305      14,627   813,500 SH       SOLE              --   813,500      0    0
ICO GLOBAL COMM HLDGS LTD DE       CL A       44930K108         258   416,900 SH       SOLE              --   416,900      0    0

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
IMPERIAL SUGAR CO NEW             COM NEW     453096208         863    71,300 SH       SOLE              --    71,300      0    0
INTERFACE INC                      CL A       458665106       2,249   361,500 SH       SOLE              --   361,500      0    0
INTUITIVE SURGICAL INC            COM NEW     46120E602       1,277     7,800 SH       SOLE              --     7,800      0    0
IPC HLDGS LTD                       ORD       G4933P101       1,367    50,000 SH       SOLE              --    50,000      0    0
ITRON INC                           COM       465741106       5,507   100,000 SH  PUT  SOLE              --   100,000      0    0
LIBERTY ACQUISITION HLDGS CO  UNIT 99/99/9999 53015Y206      11,264 1,211,200 SH       SOLE              -- 1,211,200      0    0
LIVE NATION INC                     COM       538034109       5,933 1,220,700 SH       SOLE              -- 1,220,700      0    0
MICROVISION INC DEL                 COM       594960106         614   200,000 SH       SOLE              --   200,000      0    0
NABORS INDUSTRIES LTD               SHS       G6359F103         779    50,000 SH  PUT  SOLE              --    50,000      0    0
NCR CORP NEW                        COM       62886E108       8,985   759,500 SH       SOLE              --   759,500      0    0
NEWFIELD EXPL CO                    COM       651290108       4,214   129,000 SH       SOLE              --   129,000      0    0
PARALLEL PETE CORP DEL              COM       699157103       2,551 1,314,900 SH       SOLE              -- 1,314,900      0    0
PROGRESSIVE CORP OHIO               COM       743315103       2,795   185,000 SH       SOLE              --   185,000      0    0
PSYCHIATRIC SOLUTIONS INC           COM       74439H108         682    30,000 SH  PUT  SOLE              --    30,000      0    0
RASER TECHNOLOGIES INC              COM       754055101       2,958 1,056,512 SH       SOLE              -- 1,056,512      0    0
SEASPAN CORP                        SHS       Y75638109       2,651   431,000 SH       SOLE              --   431,000      0    0
TOMOTHERAPY INC                     COM       890088107         275   100,000 SH       SOLE              --   100,000      0    0
WASTE CONNECTIONS INC               COM       941053100      31,578 1,218,742 SH       SOLE              -- 1,218,742      0    0
WESTERN REFNG INC                   COM       959319104       2,314   327,800 SH       SOLE              --   327,800      0    0
WHITE ELECTR DESIGNS CORP           COM       963801105       1,581   340,000 SH       SOLE              --   340,000      0    0
WHITING PETE CORP NEW               COM       966387102       5,017   142,700 SH       SOLE              --   142,700      0    0